Concentration of credit risk and off-balance sheet risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	44.00%	68.00%